Other Disclosures - Related party disclosures (Details) $ in Thousands			6 Months Ended
	Oct. 10, 2020	Oct. 10, 2016 EquityInstruments	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Consulting agreement term		4 years
Purchase of services from NB			$ 41	$ 36
Danish Legal Services			$ 215	207
Consulting Services				$ 8
Consultants | Deferred shares
Disclosure of transactions between related parties [line items]
Granted | EquityInstruments		121,000
Director
Disclosure of transactions between related parties [line items]
Vesting term	4 years